Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500	Reconciliation to Form 5500
The following schedule reconciles amounts per the accompanying financial statements to Form 5500 as of December 31, 2025 and 2024:

(In millions)	December 31, 2025	December 31, 2024
Net assets available for plan benefits per the accompanying financial statements	$983.7	912.5
Deemed loans	(0.6)	(0.6)
Net assets available for plan benefits per Form 5500	$983.1	911.9

The following is a reconciliation of benefit payments per financial statements and Form 5500 for the year ended December 31, 2025:

(In millions)	December 31, 2025
Distribution to participants per the accompanying financial statements	$121.3
Change in deemed loans	0.1
Distribution to participants per Form 5500	$121.4